Interest in Associates - Summarized Financial Information of Aggregated Individually Immaterial Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Aggregate amounts of the Group's share of other comprehensive income	¥ 1	¥ (5)	¥ 3
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Aggregate carrying amount of individually immaterial associates	2,637	2,449	3,322
Aggregate amounts of the Group's share of Profit/(loss) from continuing operations	9	(776)	(178)
Aggregate amounts of the Group's share of other comprehensive income	1	(5)	3
Aggregate amounts of the Group's share of total comprehensive income	¥ 10	¥ (781)	¥ (175)